CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of period		$ 1,267,928	$ 22,232	$ 1,539,548
Restricted Cash - Beginning of period	$ 843,313		0
Cash and restricted cash, beginning of the period	843,313	1,267,928	22,232	1,539,548
Cash - End of period			1,267,928	22,232
Restricted Cash - End of Period	26,944	843,313		0
Cash and restricted cash, end of the period	$ 26,944	$ 843,313	$ 1,267,928	$ 22,232